Average Annual Total Returns - Federated Hermes Mortgage Strategy Portfolio	Federated Hermes Mortgage Strategy Portfolio 1 Year	Federated Hermes Mortgage Strategy Portfolio 5 Years	Federated Hermes Mortgage Strategy Portfolio 10 Years	Federated Hermes Mortgage Strategy Portfolio Return After Taxes on Distributions 1 Year	Federated Hermes Mortgage Strategy Portfolio Return After Taxes on Distributions 5 Years	Federated Hermes Mortgage Strategy Portfolio Return After Taxes on Distributions 10 Years	Federated Hermes Mortgage Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Federated Hermes Mortgage Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Federated Hermes Mortgage Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays Mortgage-Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays Mortgage-Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays Mortgage-Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.77%	3.43%	3.09%	3.63%	2.18%	1.83%	2.82%	2.07%	1.82%	3.87%	[1]	3.05%	[1]	3.01%	[1]

[1]	The Bloomberg Barclays Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC)